Eaton Vance
Focused Value Opportunities Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Air Freight & Logistics — 3.1%
United Parcel Service, Inc., Class B	63,498	$ 6,082,474
		$ 6,082,474
Banks — 9.3%
Bank of America Corp.	144,864	$ 7,771,953
Huntington Bancshares, Inc.	245,282	3,998,097
Wells Fargo & Co.	77,269	6,633,544
		$ 18,403,594
Biotechnology — 2.7%
AbbVie, Inc.	23,560	$ 5,364,612
		$ 5,364,612
Broadline Retail — 4.3%
Amazon.com, Inc.(1)	36,538	$ 8,521,392
		$ 8,521,392
Building Products — 2.8%
Johnson Controls International PLC	48,221	$ 5,608,585
		$ 5,608,585
Capital Markets — 6.9%
Cboe Global Markets, Inc.	18,562	$ 4,792,151
Charles Schwab Corp.	55,978	5,190,840
Goldman Sachs Group, Inc.	4,419	3,650,271
		$ 13,633,262
Consumer Staples Distribution & Retail — 4.3%
BJ's Wholesale Club Holdings, Inc.(1)	38,005	$ 3,391,186
U.S. Foods Holding Corp.(1)	64,463	5,071,304
		$ 8,462,490
Containers & Packaging — 2.3%
Ball Corp.	91,229	$ 4,518,572
		$ 4,518,572
Distributors — 0.9%
Pool Corp.	7,344	$ 1,788,998
		$ 1,788,998
Security	Shares	Value
Electric Utilities — 3.1%
NextEra Energy, Inc.	70,567	$ 6,089,227
		$ 6,089,227
Electrical Equipment — 2.5%
Emerson Electric Co.	37,735	$ 5,033,094
		$ 5,033,094
Energy Equipment & Services — 2.9%
Baker Hughes Co.	113,066	$ 5,675,913
		$ 5,675,913
Food Products — 1.9%
Hershey Co.	20,200	$ 3,799,216
		$ 3,799,216
Ground Transportation — 2.6%
CSX Corp.	144,180	$ 5,098,205
		$ 5,098,205
Health Care Equipment & Supplies — 5.2%
Abbott Laboratories	43,413	$ 5,595,936
Boston Scientific Corp.(1)	46,734	4,747,240
		$ 10,343,176
Household Durables — 2.0%
Meritage Homes Corp.	54,228	$ 3,962,982
		$ 3,962,982
Household Products — 1.7%
Clorox Co.	30,405	$ 3,281,916
		$ 3,281,916
Industrial Conglomerates — 2.2%
3M Co.	25,684	$ 4,418,932
		$ 4,418,932
Industrial REITs — 1.9%
First Industrial Realty Trust, Inc.	66,559	$ 3,809,837
		$ 3,809,837
Insurance — 6.9%
American International Group, Inc.	63,473	$ 4,834,104
Reinsurance Group of America, Inc.	30,550	5,800,528
Ryan Specialty Holdings, Inc.	50,689	2,943,510
		$ 13,578,142

Eaton Vance
Focused Value Opportunities Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A	17,187	$ 5,502,934
Meta Platforms, Inc., Class A	9,347	6,056,388
		$ 11,559,322
Leisure Products — 1.4%
Hasbro, Inc.	33,605	$ 2,775,773
		$ 2,775,773
Metals & Mining — 2.5%
Steel Dynamics, Inc.	28,930	$ 4,855,322
		$ 4,855,322
Multi-Utilities — 1.9%
CMS Energy Corp.	48,511	$ 3,659,670
		$ 3,659,670
Oil, Gas & Consumable Fuels — 5.2%
EQT Corp.	72,478	$ 4,411,011
Exxon Mobil Corp.	49,678	5,758,674
		$ 10,169,685
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	105,382	$ 5,184,794
		$ 5,184,794
Semiconductors & Semiconductor Equipment — 5.2%
Intel Corp.(1)	172,300	$ 6,988,488
Micron Technology, Inc.	13,775	3,257,512
		$ 10,246,000
Software — 2.4%
Salesforce, Inc.	20,432	$ 4,710,393
		$ 4,710,393
Security	Shares	Value
Specialty Retail — 2.6%
Lowe's Cos., Inc.	21,039	$ 5,101,537
		$ 5,101,537
Total Common Stocks (identified cost $158,683,280)		$195,737,115

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.90%(2)	1,369,551	$ 1,369,551
Total Short-Term Investments (identified cost $1,369,551)		$ 1,369,551
Total Investments — 99.9% (identified cost $160,052,831)		$197,106,666
Other Assets, Less Liabilities — 0.1%		$ 188,365
Net Assets — 100.0%		$197,295,031
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts

Eaton Vance
Focused Value Opportunities Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2025.
Affiliated Investments
At November 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,369,551, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,801,555	$71,422,532	$(76,854,536)	$ —	$ —	$1,369,551	$117,151	1,369,551
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$195,737,115*	$ —	$ —	$195,737,115
Short-Term Investments	1,369,551	—	—	1,369,551
Total Investments	$197,106,666	$ —	$ —	$197,106,666
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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